Demand note payable and convertible debentures - related party (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended					3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended							0 Months Ended				3 Months Ended	12 Months Ended						0 Months Ended					0 Months Ended						0 Months Ended			3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 11, 2009 Ilios	May 11, 2009 Director and Chief Executive Officer	May 11, 2009 Director and Chief Executive Officer Ilios	Mar. 31, 2014 Chief Executive Officer (John N. Hatsopoulos)	Mar. 26, 2014 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2013 Michaelson	Dec. 31, 2010 Michaelson	Jan. 06, 2014 Demand notes	Dec. 31, 2012 Demand notes	Mar. 31, 2014 Demand notes Minimum	Dec. 31, 2013 Demand notes Minimum	Mar. 31, 2014 Demand notes Maximum	Dec. 31, 2013 Demand notes Maximum	May 11, 2009 Demand notes Director and Chief Executive Officer	Oct. 03, 2013 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Nov. 30, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 07, 2011 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 10, 2008 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2013 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Oct. 18, 2013 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	May 11, 2009 Convertible debentures Director and Chief Executive Officer	Mar. 31, 2014 Convertible debentures Director and Chief Executive Officer	Dec. 31, 2013 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2001 Convertible debentures Director and Chief Executive Officer	Mar. 31, 2014 Convertible debentures Director and Chief Executive Officer Common stock	Dec. 31, 2013 Convertible debentures Director and Chief Executive Officer Common stock	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Common stock	May 11, 2009 Convertible debentures Director and Chief Executive Officer Common stock	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Conversion of accrued interest	Sep. 30, 2009 Convertible debentures Joseph J. Ritchie Common stock	Sep. 30, 2009 Convertible debentures Joseph J. Ritchie Conversion of principal amount	Sep. 30, 2009 Convertible debentures Joseph J. Ritchie Conversion of accrued interest	Sep. 24, 2001 Convertible debentures Member of board of directors	May 11, 2009 Convertible debentures Member of board of directors Conversion of principal amount	Oct. 18, 2013 Convertible debentures Member of board of directors Conversion of accrued interest	Sep. 24, 2011 Convertible debentures Member of board of directors Conversion of accrued interest	May 11, 2009 Convertible debentures Member of board of directors Conversion of accrued interest	Oct. 18, 2013 Convertible debentures Member of board of directors Conversion of accrued interest in 2012	Sep. 24, 2001 Convertible debentures Chief Executive Officer (John N. Hatsopoulos)	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Common stock	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of principal amount	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest	Dec. 31, 2013 Convertible debentures Michaelson	Dec. 31, 2013 Convertible debentures Michaelson Common stock	Dec. 31, 2013 Convertible debentures Michaelson Common stock	Jan. 06, 2014 Subsequent event Demand notes	Jan. 06, 2014 Revolving credit facility	Mar. 31, 2013 Revolving credit facility	Dec. 31, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Subsequent event Chief Executive Officer (John N. Hatsopoulos)
Debt Instrument [Line Items]
Notes Payable and Line of Credit, Related Parties, Current	$ 0		$ 2,950,000	$ 1,337,500
Demand notes payable, related party, current	3,000,000		3,000,000	0								1,750,000	1,337,500										1,750,000	1,300,000																													1,750,000
Interest paid on debt	233,220	0	55,639	0								175,311																																										25,347
Principal amount																			450,000	300,000	750,000	250,000									330,000									200,000						100,000
Related party debt, stated interest rate														5.00%	5.00%	6.00%	6.00%		6.00%	6.00%	6.00%	5.00%							6.00%	6.00%																				4.00%
Debt term																																																		3 years
Accrue rate after occurrence and during continuance																																																		8.00%
Accrue rate after occurrence and during continuance on other default																																																		2.00%
Debentures accrued interest, first payment from issuance date																													6 years	6 years
Conversion price in usd per share																									$ 1.20				$ 1.20	$ 1.20		$ 1.20	$ 1.20	$ 2.00	$ 2.00		$ 1.20					$ 4.50			$ 3.20		$ 2.00			$ 5.40
Percentage of principal and interest																																																		120.00%
Consecutive trading days																																																		20 days
Maximum conversion amount																																																		150,000
Debt issuance cost																																																		140,433
Working capital line of credit with related party								1,500,000	3,500,000																																																1,500,000
Number of shares of subsidiary common stock sold by the Company					1,400,000		1,400,000.00
Subsidiary common stock sold by the Company, price in usd per share					$ 0.50		$ 0.50
Extinguishment of debt, principal amount																		427,432										109,033
Extinguishment of debt, accrued interest						163,535
Debt conversion, amount converted																									90,967	100,000	6,100									72,959		30,000	14,433		109,033		72,960	90,967				427,432	72,567	1,000
Debt conversion, number of shares issued																									75,806		85,242										37,028										1,000,000				185.19
Common stock issuable upon conversion																																										970			2,161							555,556
Convertible debentures, related party, current			0	90,967																																						4,367			6,913					3,000,000
Variable rate																																																							1.50%
Amount outstanding																																																								$ 1,200,000		$ 1,200,000
Related party ownership percentage										6.40%	6.40%